Employee Benefit Plans - Pension Plan Assets Valued Using Net Asset Value (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Fair value	$ 342		$ 361
Unfunded commitments	45		54
Pension
Defined Benefit Plan Disclosure [Line Items]
Fair value	310		273
Unfunded commitments	11		11
Pension | Venture Capital and Partnership Interests
Defined Benefit Plan Disclosure [Line Items]
Fair value	159	[1]	130	[1]
Unfunded commitments	11	[1]	11	[1]
Pension | Funds of funds
Defined Benefit Plan Disclosure [Line Items]
Fair value	$ 151	[2]	$ 143	[2]
Redemption frequency	Monthly	[2]	Monthly	[2]
Minimum | Pension | Funds of funds
Defined Benefit Plan Disclosure [Line Items]
Redemption notice period	30 days	[2]	30 days	[2]
Maximum | Pension | Funds of funds
Defined Benefit Plan Disclosure [Line Items]
Redemption notice period	45 days	[2]	45 days	[2]

[1]	Venture capital and partnership interests do not have redemption rights. Distributions from such funds will be received as the underlying investments are liquidated.
[2]	Funds of funds include multi-strategy hedge funds that utilize investment strategies that invest over both long-term investment and short-term investment horizons.